CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 411,877	$ 314,597	$ 492,833
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	55,008	32,107	25,772
Stock-based compensation	87,996	67,105	61,289
Amortization of operating lease assets	6,224	3,974	3,793
Non-cash compensation cost to non-controlling interest shareholders	23,246
Provision of allowance for credit losses	19,702	53,124	38,561
Deferred tax expenses (benefits)	(12,478)	(15,727)	16,839
(Income) Loss from equity method investments	(14,217)	(10,434)	13,198
Dividend received from equity method investments	11,695	320	932
Gain on sale of investments	(3,243)	(2,153)	(612)
Fair value changes through earnings on investments, net	72,787	(35,115)	(207,438)
Investment-related impairment	106,800	211,985	249,935
Gain on disposal of property and equipment	(172)	(74)	(120)
Amortization of convertible debt and unsecured senior notes issuance cost	6,445	5,944	4,803
Changes in assets and liabilities:
Accounts receivable due from third parties	(273,728)	(75,685)	(115,086)
Prepaid expenses and other current assets	2,589	(30,461)	(20,128)
Other non-current assets	(14,512)	(191)	(101)
Accounts payable	41,809	15,167	5,161
Accrued and other liabilities	274,803	62,404	117,606
Deferred revenues	(56,181)	19,928	11,254
Operating lease liabilities	(6,684)	(4,315)	(3,502)
Income taxes payable	38,910	(6,210)	11,463
Net cash provided by operating activities	814,020	741,646	631,653
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(1,170,070)	(3,170,291)	(1,230,596)
Maturities of bank time deposits and wealth management products	2,040,599	2,600,010	869,792
Investment in and prepayment on long-term investments	(1,593,880)	(392,547)	(688,920)
Proceeds from disposal of/refund of prepayment on long-term investments	447,381	289,631	60,307
Proceeds from disposal of property and equipment	383	92	122
Purchases of property and equipment	(35,094)	(34,828)	(21,746)
Prepayment for purchase of SINA Plaza	(132,531)
Payment for acquisitions, net of cash acquired	(61,160)	(214,302)
Net cash used in investing activities	(423,960)	(1,214,315)	(1,201,358)
Cash flows from financing activities:
Proceeds from employee options exercised	1,313	122	275
Proceeds from unsecured senior notes, net of issuance costs		740,324	793,325
Proceeds from global offering, net of issuance costs	188,129
Payments to non-controlling shareholders			(1,731)
Proceeds from sale of a subsidiary's equity interest to a non-controlling shareholder		1,517
Net cash provided by financing activities	189,442	741,963	791,869
Effect of exchange rate changes on cash and cash equivalents	29,357	92,565	(3,775)
Net increase in cash and cash equivalents	608,859	361,859	218,389
Cash and cash equivalents at the beginning of the period	1,814,844	1,452,985	1,234,596
Cash and cash equivalents at the end of the period	2,423,703	1,814,844	1,452,985
Supplemental disclosure of cash flow information
Cash paid for income taxes	(111,260)	(82,667)	(80,666)
Cash paid for interest expenses on convertible debt/unsecured senior notes	(37,906)	(65,906)	(11,250)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	5,520	3,985	4,693
Unpaid consideration for acquisition	6,293	10,280
Consideration settled for acquisition			(10,000)
SINA
Changes in assets and liabilities:
Amount due from SINA	(7,787)	148,943	(90,129)
Cash flows from investing activities:
Loan to SINA	(978,162)	(473,777)	(233,884)
Repayment of loan by SINA	1,058,574	181,697	43,567
Alibaba
Changes in assets and liabilities:
Accounts receivable due from Alibaba	49,003	(68,286)	(13,032)
Other related parties
Changes in assets and liabilities:
Accounts receivable due from other related parties	$ (5,872)	$ 54,699	$ 28,362